Condensed Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Series A Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Sep. 30, 2018		$ 77	$ 10,473,871	$ (19,631,292)	$ (9,157,344)
Balance, shares at Sep. 30, 2018	250	767,160
Stock option expense			265,113		265,113
Share-based compensation			650		650
Shares-based compensation, shares		1,700
Shares issued for services		$ 4	21,537		21,541
Shares issued for services, shares		36,146
Shares issued for cashless warrant exercise		$ 15	138,415		138,430
Shares issued for cashless warrant exercise, shares		148,132
Shares issued to non- employees for services		$ 27	29,973		30,000
Shares issued to non- employees for services, shares		272,500
Shares issued for conversion of notes and reclassification of debt premiums		$ 76	470,400		470,476
Shares issued for conversion of notes and reclassification of debt premiums, shares		756,447
Cancellation of shares for 3(a)(10) debt settlement		$ 127	(127)
Cancellation of shares for 3(a)(10) debt settlement, shares		1,273,261
Reclassification of debt and premium to APIC for 3(a)(10) debt settlement			450,939		450,939
Net loss				(7,115,159)	(7,115,159)
Balance at Sep. 30, 2019		$ 326	11,850,771	(26,746,451)	(14,895,354)
Balance, shares at Sep. 30, 2019	250	3,255,346
Share-based compensation			66,502		66,502
Shares issued for services		$ 24	21,476		21,500
Shares issued for services, shares		240,000
Shares issued for conversion of notes and reclassification of debt premiums		$ 37	36,081		36,118
Shares issued for conversion of notes and reclassification of debt premiums, shares		369,286
Cancellation of shares for 3(a)(10) debt settlement		$ (19)	19
Cancellation of shares for 3(a)(10) debt settlement, shares		(194,520)
Net loss				(666,843)	(666,843)
Balance at Dec. 31, 2019		$ 368	11,974,849	(27,413,294)	(15,438,077)
Balance, shares at Dec. 31, 2019	250	3,670,112
Balance at Sep. 30, 2019		$ 326	$ 11,850,771	$ (26,746,451)	$ (14,895,354)
Balance, shares at Sep. 30, 2019	250	3,255,346
Roundup for reverse split of stock		319
Stock option expense			$ 103,793		$ 103,793
Shares issued for cash		$ 15,122	249,515		264,637
Shares issued for cash, shares		151,221,142
Shares issued to non- employees for services		$ 29	23,455		23,484
Shares issued to non- employees for services, shares		288,948
Shares issued for conversion of notes, including premiums reclassified		$ 33,646	853,139		889,785
Shares issued for conversion of notes, including premiums reclassified, shares		336,461,204
Cancellation of shares for 3(a)(10) debt settlement		$ (19)	19
Cancellation of shares for 3(a)(10) debt settlement, shares		(194,520)
Net loss				(4,328,318)	(4,328,318)
Balance at Sep. 30, 2020		$ 49,104	13,080,692	(31,074,769)	(17,944,973)
Balance, shares at Sep. 30, 2020	250	491,032,439
Share-based compensation			39,435		39,435
Shares issued to employees		$ 600	19,800		20,400
Shares issued to employees, shares		6,000,000
Shares issued for cash		$ 32,253	532,208		564,461
Shares issued for cash, shares		322,550,196
Shares issued to non- employees for services		$ 1,000	33,000		34,000
Shares issued to non- employees for services, shares		10,000,000
Shares issued for conversion of notes, including premiums reclassified		$ 18,070	395,460		413,530
Shares issued for conversion of notes, including premiums reclassified, shares		180,695,561
Net loss				20,546	20,546
Balance at Dec. 31, 2020		$ 101,027	$ 14,100,595	$ (31,054,223)	$ (16,852,601)
Balance, shares at Dec. 31, 2020	250	1,010,278,196